Right of Use Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Additions to right of use assets	₺ 1,791,823	₺ 1,209,008
Interest expense on lease liabilities	289,718	282,769
Depreciation recognized In Cost Of Revenue	₺ 1,093,547	₺ 925,979